Schedule of investments
Delaware Ivy Corporate Bond Fund
June 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.16%
Spirit Airlines 1.00% exercise price $42.36, maturity date 5/15/26	626,000	$ 508,938
Total Convertible Bond (cost $569,773)		508,938

Corporate Bonds — 97.36%
Banking — 22.19%
Bank of America
1.898% 7/23/31 μ	3,425,000	2,728,984
2.299% 7/21/32 μ	4,775,000	3,820,554
2.482% 9/21/36 μ	445,000	340,641
2.496% 2/13/31 μ	3,000,000	2,513,188
2.592% 4/29/31 μ	5,325,000	4,473,192
4.20% 8/26/24	6,000,000	5,889,782

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	1,245,000	1,212,319
Barclays
6.224% 5/9/34 μ	985,000	981,737
7.385% 11/2/28 μ	24,000	25,019
Citigroup
2.572% 6/3/31 μ	5,725,000	4,779,001
4.412% 3/31/31 μ	3,690,000	3,471,390

Credit Agricole 144A 5.514% 7/5/33 #	2,340,000	2,355,810
Fifth Third Bancorp 6.361% 10/27/28 μ	1,046,000	1,042,263
Goldman Sachs Group
2.383% 7/21/32 μ	2,325,000	1,863,265
3.50% 11/16/26	1,000,000	938,152
3.80% 3/15/30	7,550,000	6,989,913
4.25% 10/21/25	2,500,000	2,410,393
JPMorgan Chase & Co.
2.522% 4/22/31 μ	4,165,000	3,525,223
3.875% 9/10/24	1,964,000	1,918,192
5.35% 6/1/34 μ	230,000	231,928

KeyBank 4.15% 8/8/25	250,000	231,136
KeyCorp
3.878% 5/23/25 μ	875,000	809,436
4.789% 6/1/33 μ	104,000	87,236
Morgan Stanley
1.794% 2/13/32 μ	4,475,000	3,473,728
3.875% 1/27/26	4,150,000	4,007,475

PNC Financial Services Group 5.068% 1/24/34 μ	681,000	653,295
Popular 7.25% 3/13/28	1,790,000	1,790,000
SVB Financial Group 4.00% 5/15/26 ‡, ψ	1,670,000	122,578
Truist Financial
4.95% 9/1/25 μ, ψ	1,370,000	1,270,675
6.123% 10/28/33 μ	347,000	352,345
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
US Bancorp
2.491% 11/3/36 μ	2,550,000	$ 1,866,948
5.836% 6/12/34 μ	805,000	811,194

Wells Fargo & Co. 2.879% 10/30/30 μ	4,808,000	4,156,626
		71,143,618
Basic Industry — 0.90%
Graphic Packaging International 144A 0.821% 4/15/24 #	3,020,000	2,898,534
		2,898,534
Brokerage — 2.91%
Blackstone Holdings Finance
144A 1.60% 3/30/31 #	1,250,000	928,653
144A 2.00% 1/30/32 #	4,240,000	3,162,254

Intercontinental Exchange 2.10% 6/15/30	1,795,000	1,501,460
Jefferies Financial Group 2.625% 10/15/31	1,530,000	1,187,559
KKR Group Finance VIII 144A 3.50% 8/25/50 #	3,750,000	2,557,425
		9,337,351
Capital Goods — 3.69%
Ashtead Capital 144A 2.45% 8/12/31 #	305,000	239,569
Boeing 3.75% 2/1/50	2,025,000	1,522,050
Masco 1.50% 2/15/28	2,775,000	2,364,773
Parker-Hannifin 4.25% 9/15/27	295,000	286,272
Raytheon Technologies
5.15% 2/27/33	530,000	537,477
5.375% 2/27/53	320,000	332,626

Republic Services 2.30% 3/1/30	4,114,000	3,513,874
Waste Connections 3.50% 5/1/29	3,300,000	3,037,973
		11,834,614
Communications — 11.49%
AT&T
3.50% 6/1/41	3,000,000	2,305,960
3.50% 9/15/53	1,820,000	1,289,696
3.65% 6/1/51	5,400,000	3,967,312

CCO Holdings 144A 4.75% 2/1/32 #	1,200,000	979,860
Cellnex Finance 144A 3.875% 7/7/41 #	890,000	652,898
Charter Communications Operating
3.85% 4/1/61	1,190,000	720,762
3.90% 6/1/52	1,385,000	907,560
4.50% 2/1/24	3,942,000	3,907,994
NQ- IV948 [0623] 0823 (3050918)    1

Schedule of investments
Delaware Ivy Corporate Bond Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Comcast
2.887% 11/1/51	2,410,000	$ 1,617,165
3.25% 11/1/39	3,125,000	2,481,571

Crown Castle 1.05% 7/15/26	3,000,000	2,628,641
Directv Financing 144A 5.875% 8/15/27 #	1,050,000	952,151
Discovery Communications 4.00% 9/15/55	1,155,000	768,842
Paramount Global 4.75% 5/15/25	1,332,000	1,300,929
Sprint Capital 6.875% 11/15/28	1,335,000	1,416,293
T-Mobile USA
3.30% 2/15/51	575,000	403,870
3.50% 4/15/25	2,350,000	2,260,590
5.05% 7/15/33	1,140,000	1,119,843
Verizon Communications
2.875% 11/20/50	1,690,000	1,102,498
4.329% 9/21/28	2,500,000	2,411,283
4.50% 8/10/33	3,175,000	2,997,291

VZ Secured Financing 144A 5.00% 1/15/32 #	800,000	645,165
		36,838,174
Consumer Cyclical — 8.24%
Amazon.com
2.50% 6/3/50	1,780,000	1,185,511
3.875% 8/22/37	7,500,000	6,854,656

Aptiv 3.10% 12/1/51	1,191,000	749,845
DR Horton 2.60% 10/15/25	3,620,000	3,388,885
Ford Motor Credit 6.95% 6/10/26	975,000	980,772
General Motors Financial
1.25% 1/8/26	1,375,000	1,227,373
2.40% 10/15/28	1,580,000	1,338,860
6.40% 1/9/33	1,050,000	1,067,969

Home Depot 4.20% 4/1/43	4,700,000	4,203,885
NVR 3.00% 5/15/30	5,313,000	4,606,657
VICI Properties 4.95% 2/15/30	855,000	802,832
		26,407,245
Consumer Non-Cyclical — 7.81%
Amgen 2.80% 8/15/41	2,250,000	1,591,623
Boston Scientific 1.90% 6/1/25	1,000,000	937,913
Clorox 3.90% 5/15/28	5,512,000	5,263,123
CVS Health 2.70% 8/21/40	1,594,000	1,113,885
HCA 5.20% 6/1/28	395,000	392,064
JBS USA Lux 144A 3.00% 2/2/29 #	1,778,000	1,512,189
McCormick & Co. 0.90% 2/15/26	5,095,000	4,544,604
Merck & Co. 2.75% 12/10/51	1,585,000	1,094,960
Pfizer Investment Enterprises
4.75% 5/19/33	405,000	403,632
5.30% 5/19/53	390,000	405,782
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Royalty Pharma
1.20% 9/2/25	3,750,000	$ 3,383,282
3.30% 9/2/40	425,000	302,885
3.35% 9/2/51	1,057,000	681,822
3.55% 9/2/50	447,000	302,256

Universal Health Services 1.65% 9/1/26	2,965,000	2,593,570
US Foods 144A 4.75% 2/15/29 #	550,000	504,091
		25,027,681
Electric — 3.30%
American Electric Power 5.699% 8/15/25	920,000	914,931
Black Hills 1.037% 8/23/24	1,850,000	1,748,404
Commonwealth Edison 2.75% 9/1/51	2,500,000	1,621,992
Constellation Energy Generation 5.60% 3/1/28	570,000	574,802
Duke Energy Carolinas
3.95% 11/15/28	429,000	410,125
5.35% 1/15/53	185,000	187,688

Edison International 8.125% 6/15/53 μ	1,575,000	1,611,149
Louisville Gas and Electric 5.45% 4/15/33	875,000	891,904
MidAmerican Energy 3.95% 8/1/47	1,000,000	815,706
NextEra Energy Capital Holdings 3.00% 1/15/52	285,000	187,826
Oglethorpe Power
4.50% 4/1/47	1,530,000	1,266,764
5.25% 9/1/50	390,000	361,541
		10,592,832
Energy — 4.78%
BP Capital Markets America 2.939% 6/4/51	2,755,000	1,883,522
Cheniere Energy Partners 144A 5.95% 6/30/33 #	1,030,000	1,034,285
Colorado Interstate Gas 144A 4.15% 8/15/26 #	6,000,000	5,728,930
Energy Transfer 5.30% 4/15/47	1,450,000	1,263,161
Kinder Morgan 4.80% 2/1/33	640,000	604,021
Occidental Petroleum 6.125% 1/1/31	956,000	971,693
Targa Resources Partners 5.00% 1/15/28	827,000	789,990
Williams Cos. 4.85% 3/1/48	3,500,000	3,034,749
		15,310,351

2    NQ- IV948 [0623] 0823 (3050918)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies — 1.85%
AerCap Ireland Capital DAC
1.75% 1/30/26	975,000	$ 875,861
3.00% 10/29/28	1,350,000	1,168,339
3.40% 10/29/33	265,000	213,124
Air Lease
2.875% 1/15/32	530,000	425,967
4.125% 12/15/26 μ, ψ	1,454,000	948,034
5.85% 12/15/27	455,000	454,823
Aviation Capital Group
144A 1.95% 1/30/26 #	437,000	389,525
144A 1.95% 9/20/26 #	355,000	307,918
144A 6.25% 4/15/28 #	300,000	299,587

Avolon Holdings Funding 144A 3.25% 2/15/27 #	960,000	856,158
		5,939,336
Industrials — 0.50%
University of Southern California 3.028% 10/1/39	2,000,000	1,611,041
		1,611,041
Insurance — 5.26%
American International Group 5.125% 3/27/33	820,000	801,391
Aon 2.80% 5/15/30	4,950,000	4,289,590
Athene Global Funding 144A 1.985% 8/19/28 #	2,235,000	1,796,207
Brighthouse Financial 3.85% 12/22/51	597,000	378,487
First American Financial 2.40% 8/15/31	2,400,000	1,827,551
Principal Life Global Funding II 144A 3.00% 4/18/26 #	4,000,000	3,709,506
UnitedHealth Group 3.05% 5/15/41	5,240,000	4,054,922
		16,857,654
Natural Gas — 0.38%
Southern California Gas
4.30% 1/15/49	795,000	665,009
5.20% 6/1/33	545,000	538,084
		1,203,093
Real Estate Investment Trusts — 1.42%
American Homes 4 Rent 3.625% 4/15/32	690,000	596,958
Extra Space Storage
2.35% 3/15/32	785,000	614,414
2.55% 6/1/31	4,140,000	3,354,718
		4,566,090
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology — 19.77%
Adobe 2.30% 2/1/30	5,890,000	$ 5,170,823
Alphabet 2.05% 8/15/50	2,646,000	1,657,584
Apple
2.65% 5/11/50	825,000	574,879
2.65% 2/8/51	825,000	570,363
2.70% 8/5/51	575,000	401,046

Autodesk 2.85% 1/15/30	4,616,000	4,050,124
Broadcom 144A 3.469% 4/15/34 #	2,195,000	1,801,362
CDW 3.276% 12/1/28	2,070,000	1,799,460
CoStar Group 144A 2.80% 7/15/30 #	2,817,000	2,326,940
Entegris Escrow 144A 4.75% 4/15/29 #	1,005,000	933,902
Equinix 2.625% 11/18/24	5,715,000	5,460,445
Fidelity National Information Services 1.65% 3/1/28	2,775,000	2,344,850
Fiserv 3.85% 6/1/25	5,500,000	5,315,778
Global Payments 2.65% 2/15/25	4,195,000	3,980,719
Leidos 2.30% 2/15/31	627,000	494,448
Microchip Technology 0.983% 9/1/24	4,476,000	4,229,497
Micron Technology 5.875% 9/15/33	405,000	401,542
Microsoft 2.921% 3/17/52	3,500,000	2,606,176
NXP 3.875% 6/18/26	2,200,000	2,114,235
PayPal Holdings 2.30% 6/1/30	890,000	755,159
Sensata Technologies 144A 3.75% 2/15/31 #	805,000	689,395
ServiceNow 1.40% 9/1/30	3,977,000	3,151,219
Texas Instruments 3.875% 3/15/39	3,933,000	3,527,030
Thomson Reuters 3.35% 5/15/26	2,450,000	2,333,231
Visa 2.70% 4/15/40	5,065,000	3,894,856
VMware 4.50% 5/15/25	2,850,000	2,792,504
		63,377,567
Transportation — 1.88%
Air Canada 144A 3.875% 8/15/26 #	435,000	403,572
American Airlines 144A 5.50% 4/20/26 #	535,000	530,500
Burlington Northern Santa Fe 4.55% 9/1/44	2,000,000	1,846,462
Delta Air Lines 2020-1 Class AA Pass Through Trust 2.00% 12/10/29 ♦	1,620,721	1,428,240
ERAC USA Finance 144A 5.40% 5/1/53 #	420,000	419,638
United Airlines 2016-1 Class AA Pass Through Trust 3.10% 1/7/30 ♦	1,563,658	1,413,153
		6,041,565

NQ- IV948 [0623] 0823 (3050918)    3

Schedule of investments
Delaware Ivy Corporate Bond Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Utilities — 0.99%
American Water Capital 4.15% 6/1/49	3,800,000	$ 3,186,817
		3,186,817
Total Corporate Bonds (cost $363,389,477)		312,173,563
	Principal amount
Municipal Bonds — 1.41%
Commonwealth of Puerto Rico(Restructured)
Series A-1 2.986% 7/1/24^	19,099	18,300
Series A-1 4.00% 7/1/35	41,688	38,854

GDB Debt Recovery Authority of Puerto Rico Revenue (Taxable) 7.50% 8/20/40	1,843,025	1,525,104
New York City, New York Industrial Development Agency (Yankee Stadium Project) 144A 11.00% 3/1/29#	2,537,000	2,931,960
Total Municipal Bonds (cost $4,345,489)		4,514,218

Sovereign Bonds — 0.61%Δ
Colombia — 0.25%
Colombia Government International Bond 3.25% 4/22/32	1,075,000	797,983
		797,983
Mexico — 0.36%
Mexico Government International Bond 3.75% 4/19/71	1,750,000	1,171,723
		1,171,723
Total Sovereign Bonds (cost $2,795,304)		1,969,706

US Treasury Obligations — 0.36%
US Treasury Bonds 3.625% 2/15/53	635,000	609,600
US Treasury Notes 3.50% 1/31/30	560,000	543,528
Total US Treasury Obligations (cost $1,181,418)		1,153,128

	Number of shares	Value (US $)
Short-Term Investments — 0.13%
Money Market Mutual Funds — 0.13%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	100,435	$ 100,435
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	100,436	100,436
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	100,435	100,435
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	100,436	100,436
Total Short-Term Investments (cost $401,742)		401,742

Total Value of Securities—100.03% (cost $372,683,203)		320,721,295
Liabilities Net of Receivables and Other Assets—(0.03%)		(86,771)
Net Assets Applicable to 20,585,671 Shares Outstanding—100.00%		$320,634,524
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $41,547,984, which represents 12.96% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Δ	Securities have been classified by country of risk.
Summary of abbreviations:
DAC – Designated Activity Company

4    NQ- IV948 [0623] 0823 (3050918)

(Unaudited)
Summary of abbreviations: (continued)
USD – US Dollar
NQ- IV948 [0623] 0823 (3050918)    5